MANUFACTURING, LICENSE AND DEVELOPMENT AGREEMENTS	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transaction, Manufacturing And License Agreement Disclosure [Text Block]
NOTE 26 -	MANUFACTURING, LICENSE AND DEVELOPMENT AGREEMENTS

The Company has entered into the following active agreements:

•	License agreement with Precision Dose, dated September 10, 2010 (the “Precision Dose License Agreement”)
•	Manufacturing and Supply Agreement with Ascend Laboratories Inc., dated June 23, 2011 and as amended on September 24, 2012 and January 19, 2015 (the “Ascend Manufacturing Agreement”) and
•	Development agreement with Akorn Pharmaceuticals, dated January 10, 2011 (the “Akorn Agreement”).

The Precision Dose Agreement provides for the marketing and distribution, by Precision Dose and its wholly owned subsidiary, TAGI Pharma, of Phentermine 37.5mg tablets (launched in April 2011), Phentermine 15mg capsules (launched in April 2013), Phentermine 30mg capsules (launched in April 2013), Hydromorphone 8mg tablets (launched in March 2012), Naltrexone 50mg tablets (launched in September 2013) and certain additional products that require approval from the FDA which has not been received. Precision Dose will have the exclusive right to market these products in the United States and Puerto Rico and a non-exclusive right to market the products in Canada. Pursuant to the Precision Dose License Agreement, Elite received $200k at signing, and is receiving milestone payments and a license fee which is based on profits achieved from the commercial sale of the products included in the agreement.

Revenue from the $200k payment made upon signing of the Precision Dose Agreement is being recognized over the life of the Precision Dose Agreement.

The milestones, totaling $500k, consist of amounts due upon the first shipment of each identified product, as follows: Phentermine 37.5mg tablets ($145k), Phentermine 15 & 30mg capsules ($45k), Hydromorphone 8mg ($125k), Naltrexone 50mg ($95k) and the balance of $95k due in relation to the first shipment of generic products which still require marketing authorizations from the FDA, and to which there can be no assurances of such marketing authorizations being granted and accordingly there can be no assurances that the Company will earn and receive these milestone amounts. These milestones have been determined to be substantive, with such determination being made by the Company after assessments based on the following:

•	The Company’s performance is required to achieve each milestone; and
•	The milestones will relate to past performance, when achieved; and
•	The milestones are reasonable relative to all of the deliverables and payment terms within the Precision Dose License Agreement.

The license fees provided for in the Precision Dose Agreement are calculated as a percentage of net sales dollars realized from commercial sales of the related products. Net sales dollars consist of gross invoiced sales less those costs and deductions directly attributable to each invoiced sale, including, without limitation, cost of goods sold, cash discounts, Medicaid rebates, state program rebates, price adjustments, returns, short date adjustments, charge backs, promotions and marketing costs. The rate applied to the net sales dollars to determine license fees due to the Company is equal to an amount negotiated and agreed to by the parties to the Precision Dose License Agreement, with the following significant factors, inputs, assumptions and methods, without limitation, being considered by either or both parties:
•
Assessment of the opportunity for each generic product in the market, including consideration of the following, without limitation: market size, number of competitors, the current and estimated future regulatory, legislative and social environment for each generic product, and the maturity of the market;

•	Assessment of various avenues for monetizing the generic products, including the various combinations of sites of manufacture and marketing options;
•
Capabilities of each party with regards to various factors, including, one or more of the following: manufacturing resources, marketing resources, financial resources, distribution capabilities, ownership structure, personnel, assessment of operational efficiencies and stability, company culture and image;

•
Stage of development of each generic products, all of which did not have FDA approval at the time of the discussions/negotiations and an assessment of the risks, probability and time frame for achieving marketing authorizations from the FDA for the products;

•	Assessment of consideration offered by Precision and other entities with whom discussions were conducted; and
•	Comparison of the above factors among the various entities with whom the Company was engaged in discussions relating to the commercialization of the generic products.

The Ascend Manufacturing Agreement provides for the manufacturing by Elite of Methadone 10mg for supply to Ascend Laboratories LLC (“Ascend”). Ascend is the owner of the approved ANDA for Methadone 10mg, and the Northvale Facility is an approved manufacturing site for this ANDA. There are no license fees or milestones relating to this agreement. All revenues earned are recognized as manufacturing revenues on the date of shipment of the product, when title for the goods is transferred, and for which the price is agreed to and it has been determined that collectability is reasonably assured. The initial shipment of Methadone 10mg pursuant to the Ascend Manufacturing Agreement occurred in January 2012.

The Akorn Agreement was executed on January 10, 2011 between Hi-Tech Pharmacal Inc. (subsequently acquired by Akorn Pharmaceuticals) and provides for Elite to develop an intermediate product which will be incorporated into the finished formulation of a generic version of a prescription product for Akorn Pharmaceuticals (“Akorn”). There is currently no development activity being conducted pursuant to this agreement and there was no activity during the last fiscal year as well. There can be no assurances that development activities will resume or that a resumption of development activities will result in the successful development of the relevant product.